Other Assets - Balance Sheet Presentation (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Other Assets [Abstract]
Other current assets	$ 200	$ 194
Other non-current assets	32	46
Total other assets	$ 232	$ 240